Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	(millions, except per share amounts)
Total Operating Revenue (a)	$1,123	$1,057	$1,389	$1,056	$4,625
Total Operating Expenses (a)(b)	1,010	933	1,188	953	4,084
Operating Income	113	124	201	103	541
Other Expenses	(54)	(52)	(57)	(57)	(220)
Income From Continuing Operations Before Income Tax Expense	59	72	144	46	321
Income Tax Expense Related to Continuing Operations	9	26	57	11	103
Net Income From Continuing Operations	50	46	87	35	218
Income from Discontinued Operations, net of taxes	18	16	25	8	67
Net Income	$68	$62	$112	$43	$285
Basic Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	0.22	0.20	0.38	0.15	0.95
Earnings Per Share of Common Stock from Discontinued Operations	0.08	0.07	0.11	0.03	0.30
Basic Earnings Per Share of Common Stock	0.30	0.27	0.49	0.18	1.25
Diluted Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	0.22	0.20	0.38	0.15	0.95
Earnings Per Share of Common Stock from Discontinued Operations	0.08	0.07	0.11	0.03	0.29
Diluted Earnings Per Share of Common Stock	0.30	0.27	0.49	0.18	1.24
Cash Dividends Per Share of Common Stock	0.27	0.27	0.27	0.27	1.08

(a)	Includes $9 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind-down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(b)	Includes impairment losses of $12 million pre-tax ($7 million after-tax) at Pepco Energy Services associated primarily with investments in landfill gas-fired electric generation facilities, and the combustion turbines at Buzzard Point.

	2011
	First Quarter	Second Quarter		Third Quarter	Fourth Quarter	Total
	(millions, except per share amounts)
Total Operating Revenue (a)	$1,320	$1,171		$1,424	$1,049	$4,964
Total Operating Expenses (a)	1,194	1,023		1,238	956	4,411
Operating Income	126	148		186	93	553
Other Expenses	(50)	(50)		(57)	(60)	(217)
Income From Continuing Operations Before Income Tax Expense	76	98		129	33	336
Income Tax Expense Related to Continuing Operations	27	19	(b)	58	10	114
Net Income From Continuing Operations	49	79		71	23	222
Income (Loss) From Discontinued Operations, net of taxes	15	15		9	(4)	35
Net Income	$64	$94		$80	$19	$257
Basic and Diluted Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	0.22	0.35		0.31	0.10	0.98
Earnings (Loss) Per Share of Common Stock from Discontinued Operations	0.06	0.07		0.04	(0.02)	0.16
Basic and Diluted Earnings Per Share of Common Stock	0.28	0.42		0.35	0.08	1.14
Cash Dividends Per Share of Common Stock	0.27	0.27		0.27	0.27	1.08

(a)	Includes $15 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind-down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(b)	Includes tax benefits of $13 million in the second quarter primarily associated with an interest benefit related to federal tax liabilities.